Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 9,325	$ 24,055
Trade and other receivables (Note 6)	6,631	4,002
Inventories (Note 7)	9,366	6,618
Prepaid expenses	869	1,385
Available-for-sale investment		503
Current assets	26,191	36,563
Non-current assets
Restricted cash	331	151
Long-term investments	4	28
Property, plant and equipment (Note 8)	100,301	80,548
Total assets	126,827	117,290
Current liabilities
Trade and other payables	10,393	8,727
Credit facilities (Note 9)		7,758
Pre-payment facility (Note 10)	4,000
Current liabilities	14,393	16,485
Non-current liabilities
Other long-term liabilities	564	882
Pre-payment facility (Note 10)	11,000
Post-employment benefit obligations (Note 11)	8,618	8,116
Decommissioning provision (Note 12)	3,948	3,829
Deferred tax liabilities (Note 17)	246	834
Total liabilities	38,769	30,146
Equity
Share capital (Note 13)	207,012	202,191
Equity reserve	34,760	34,400
Foreign currency translation reserve	6,284	6,454
Changes in available-for-sale investment		237
Deficit	(159,998)	(156,138)
Total equity	88,058	87,144
Total liabilities and equity	$ 126,827	$ 117,290